Acquisitions, Acquisition of OpenATTIC (Details) € in Millions, $ in Millions	Nov. 01, 2016 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 EUR (€)
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill		$ 26.8	$ 4,863.9
Consideration		89.0	6,530.9
Consideration satisfied by [Abstract]
Cash		89.0	16.7
Gross Carrying Amount [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets		0.9	(2,490.8)
Fair value adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets		$ 61.3	$ 4,157.7
OpenATTIC [Member]
Business Combination [Abstract]
Acquisition transaction costs	$ 1.2
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased				$ 5.0
Net (liabilities)/assets				5.0
Goodwill				0.0
Consideration				5.0
Consideration satisfied by [Abstract]
Cash				5.0	€ 4.7
OpenATTIC [Member] | Gross Carrying Amount [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased				0.0
Net (liabilities)/assets				0.0
OpenATTIC [Member] | Fair value adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased				5.0
Net (liabilities)/assets				$ 5.0